Amounts Recognized in Companys Consolidated Balance Sheet (Detail) In Millions, unless otherwise specified	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 Pension Plans, Defined Benefit USD ($)	Dec. 31, 2011 Pension Plans, Defined Benefit USD ($)	Dec. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit USD ($)	Dec. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit USD ($)
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Accounts payable and accrued liabilities			$ 8		$ 36	$ 37
Pension and other benefit liabilities	1,366	1,372	876	884	490	488
Total amount recognized			$ 884	$ 884	$ 526	$ 525